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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT             11/16/09
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       __________

Form 13F Information Table Entry Total:          49

Form 13F Information Table Value Total:   1,615,373
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________
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
          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4   COLUMN 5    COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------ ---------- -------- ---------------------
                                                                  SHARES OR                         VOTING AUTHORITY
                                 TITLE OF                VALUE    PRINCIPAL  INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER             CLASS        CUSIP   (X$1000)    AMOUNT    DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- ------------ ---------- -------- --------- ------ ----
AMBAC FINL GROUP INC         COM             023139108    1,733 1,031,700 SH SOLE                1,031,700
AEGEAN MARINE PETROLEUM NETW SHS             Y0017S102    8,258   367,012 SH SOLE                  367,012
ARBITRON INC                 COM             03875Q108   13,958   672,350 SH SOLE                  672,350
ATLAS ENERGY INC             COM             049298102   17,974   663,983 SH SOLE                  663,983
ALLEGHENY ENERGY INC         COM             017361106   17,509   660,200 SH SOLE                  660,200
B & G FOODS INC NEW          CL A            05508R106    1,638   200,000 SH SOLE                  200,000
IMMUCOR INC                  COM             452526106    6,374   360,127 SH SOLE                  360,127
BERKSHIRE HATHAWAY INC DEL   CL B            084670207    3,911     1,177 SH SOLE                    1,177
SEACOR HOLDINGS INC          COM             811904101  161,933 1,983,740 SH SOLE                1,983,740
COHERENT INC                 COM             192479103      319    13,700 SH SOLE                   13,700
CYPRESS SEMICONDUCTOR CORP   COM             232806109   44,866 4,343,300 SH SOLE                4,343,300
DECKERS OUTDOOR CORP         COM             243537107   18,726   220,700 SH SOLE                  220,700
DISH NETWORK CORP            CL A            25470M109   28,453 1,477,334 SH SOLE                1,477,334
EXTERRAN HLDGS INC           COM             30225X103   20,298   855,000 SH SOLE                  855,000
FBR CAPITAL MARKETS CORP     COM             30247C301    8,360 1,409,790 SH SOLE                1,409,790
FISERV INC                   COM             337738108  133,061 2,760,607 SH SOLE                2,760,607
FLOWSERVE CORP               COM             34354P105   91,010   923,580 SH SOLE                  923,580
FEDERAL NATL MTG ASSN        COM             313586109    3,078 2,025,304 SH SOLE                2,025,304
GILDAN ACTIVEWEAR INC        COM             375916103   30,083 1,525,500 SH SOLE                1,525,500
GREAT PLAINS ENERGY INC      COM             391164100   17,412   970,000 SH SOLE                  970,000
GREAT PLAINS ENERGY INC      UNIT 06/15/2042 391164803    1,281    20,200 SH SOLE                   20,200
HLTH CORPORATION             COM             40422Y101  121,380 8,308,015 SH SOLE                8,308,015
HOLOGIC INC                  COM             436440101   21,857 1,337,638 SH SOLE                1,337,638
HILLTOP HOLDINGS INC         COM             432748101    4,193   342,035 SH SOLE                  342,035
INTEROIL CORP                COM             460951106   32,799   835,000 SH SOLE                  835,000
KRAFT FOODS INC              CL A            50075N104   13,846   527,049 SH SOLE                  527,049
COCA COLA CO                 COM             191216100  104,677 1,949,300 SH SOLE                1,949,300
MBIA INC                     COM             55262C100    2,261   291,400 SH SOLE                  291,400
MAIDEN HOLDINGS LTD          SHS             G5753U112   40,985 5,637,576 SH SOLE                5,637,576
MONSANTO CO NEW              COM             61166W101   31,502   407,000 SH SOLE                  407,000
OCWEN FINL CORP              COM NEW         675746309    1,279   113,000 SH SOLE                  113,000
PROCTER & GAMBLE CO          COM             742718109   38,285   661,000 SH SOLE                  661,000
PHI INC                      COM VTG         69336T106    5,178   249,532 SH SOLE                  249,532
PHI INC                      COM NON VTG     69336T205      696    34,300 SH SOLE                   34,300
PHILIP MORRIS INTL INC       COM             718172109  125,023 2,565,100 SH SOLE                2,565,100
PLAINS EXPL& PRODTN CO       COM             726505100   23,511   850,000 SH SOLE                  850,000
RANGE RES CORP               COM             75281A109   15,269   309,331 SH SOLE                  309,331
ECHOSTAR CORP                CL A            278768106   32,654 1,768,898 SH SOLE                1,768,898
STARBUCKS CORP               COM             855244109   45,007 2,179,500 SH SOLE                2,179,500
SMITHFIELD FOODS INC         COM             832248108   10,237   741,800 SH SOLE                  741,800
SYNCHRONOSS TECHNOLOGIES INC COM             87157B103    2,674   214,418 SH SOLE                  214,418
STAAR SURGICAL CO            COM PAR $0.01   852312305      879   215,400 SH SOLE                  215,400
SOUTHERN UN CO NEW           COM             844030106  127,871 6,150,600 SH SOLE                6,150,600
TEKELEC                      COM             879101103  101,802 6,196,100 SH SOLE                6,196,100
TEXAS INSTRS INC             COM             882508104    6,804   287,200 SH SOLE                  287,200
UNION PAC CORP               COM             907818108   24,040   412,000 SH SOLE                  412,000
WELLS FARGO & CO NEW         COM             949746101    1,711    60,700 SH SOLE                   60,700
WILLIAMS COS INC DEL         COM             969457100   42,200 2,361,500 SH SOLE                2,361,500
BERKLEY W R CORP             COM             084423102    6,518   257,850 SH SOLE                  257,850

VALUE TOTAL                  ENTRY TOTAL
-----------                  -----------
1,615,373                    49
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